Segment Reporting	6 Months Ended
Jun. 30, 2022
Description Of Accounting Policy For Segment Reporting Text Block Abstract
SEGMENT REPORTING

NOTE 8 - SEGMENT REPORTING:

The Company identified the Company’s CEO as its chief operating decision maker (“CODM”).

As the Company’s CODM, the CEO receives information on a segregated basis (for review on a regularly basis) of each business unit, i.e., services and products. The consolidated financial statements present the statements of comprehensive loss revenues from each segment on a standalone basis as well as cost of sale of each segment – i.e., there are no transactions between segments. The information as presented in the consolidated financial statements is essentially the same information provided to the CODM and the same information regarding decisions about allocating resources.

The Company accounts for its segment information in accordance with IFRS 8 “Segment Reporting” which establishes annual and interim reporting standards for operating segments of a Company based on the Company’s internal accounting methods. Operating segments are based upon the Company’s internal organization structure, the manner in which its operations are managed and the availability of separate financial information.

In 2021, the Company operated through two operating segments: (i) products segment; and (ii) services segment. In 2022 the Company has three operating segments: (i) products segment; (ii) patient services segment; and (iii) Covid -19 testing services segment, as follows:

Products: Development, manufacture and marketing of wireless diagnostic equipment for the medical industry and consumer market.

Patient Services: Cardiac monitoring services of MCT, Event, Holter, Extended Holter and Pacemaker

Covid -19 testing: four kinds of diagnostic tests – (i) Rapid Antigen (ii) A/B Flu, (iii) PCR test and (iv) Antibody test.

In December 2021 the Company started a new business activity of COVID-19 testing in the State of California, providing its COVID-19 testing services. There are two groups of payors from which the Company seeks payment for testing services provided to patients:

- US federal government’s Health Resources & Services Administration program (“HRSA”). and

- Insurance companies.

US federal government’s Health Resources & Services Administration program (“HRSA”)

On March 22, 2022, the HRSA program stopped accepting claims for Covid-19 testing and treatment due to lack of sufficient funds. Despite requests from the Acting Director of the Office of Management and Budget and the White House Coordinator for Covid-19 Response for additional emergency funding for the uninsured program, emergency funding has not been allocated to the HRSA uninsured program as of the financial statement issuance date. If funding for the HRSA program is reinstituted in the future, the Company will submit eligible claims for reimbursement to HRSA.

For the six months ended June 30, 2022, the Company recognized revenue in the amount of approximately $200 for performing tests which have been collected until March 22, 2022, from HRSA, the Company did not recognized revenue from Covid tests performed to uninsured patients after March 22, 2022 since HRSA program stopped. In case the program will be reinstituted in the future the Company will recognize this revenue on cash basis. All costs incurred in respect of tests provided under HRSA, have been fully charged to profit or loss.

Insurance companies

The Company has not yet recognized revenue due to the remaining uncertainty concerning the existence of enforceable contracts with the insurance companies in respect of collectability as it lacks sufficient experience with private insurance companies.

For accounting purposes, since the Company did not meet the revenue recognition criteria in accordance with IFRS 15 the Company will recognize revenue on cash basis. The costs associated with such revenues during the six months period ended June 30, 2022 of approximately $2,800 were recorded as cost of services during the period.

Summarized financial information by segment, based on the Company’s internal financial reporting system utilized by the Company’s CODM, is below:

For the six-months period ended June 30, 2022:

	Products	Covid-19 Services	Patient Services	Total
	Unaudited
Revenues from external customers	-	361	1,863	2,224
Segment loss	2,398	7,798	2,906	13,102
Unallocated general and administrative expenses				7,687
Finance Income, net				7,515
Loss before taxes on income				13,274

For the six-months period ended June 30, 2021:

	Products	Patient Services	Total
	Unaudited
Revenues from external customers	50	2,875	2,925
Segment loss	1,528	883	2,411
Unallocated general and administrative expenses			1,862
Finance expenses, net			503
Loss before taxes on income			4,776